Intangible Assets - Classes of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
COST	$ 2,982	$ 2,982
Accumulated Amortization	405	182
Total	2,577	2,800
Support Vector Machine (SVM) Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	108 months	108 months
COST	500	500
Accumulated Amortization	112	56
Total	388	444
Laboratory Developed Test (LDT) Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	164 months	164 months
COST	1,482	1,482
Accumulated Amortization	188	81
Total	1,294	1,401
Flow Cytometry and Cytogenetics Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period	202 months	202 months
COST	1,000	1,000
Accumulated Amortization	105	45
Total	$ 895	$ 955